STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of fair value of the stock options granted Black-Scholes option valuation model

Treasury issues with a term equal to the expected life of the option being valued.

	December 31, 2018	December 31, 2017

Dividend yield	0.00%	0.00%
Expected Volatility	61.1-65.2%	70.1%-72.2%
Weighted-average volatility	—	—
Expected dividends	—	—
Expected term (in years)	5-10 Years	5 Years
Risk-free rate	2.8-3.15%	2.3%-2.36%

Schedule of stock option plan

The following table summarizes the status of the Company’s stock option plan:

	December 31, 2018		December 31, 2017
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Outstanding at January 1	1,038,000	$0.41	1,345,000	$0.39
Granted	1,518,000	$1.34	318,000	$0.49
Exercised	125,000	$0.41	—	$—
Forfeited	12,000	$0.87	625,000	$0.39
Outstanding at year end	2,419,000	$1.00	1,038,000	$0.41
Options exercisable	785,094	$0.55	737,010	$0.38
Weighted average fair value of options granted during the period		$0.83	—	$0.29
Stock-based compensation expense		$248,040	—	$(4,417)

Schedule of information pertaining to options outstanding

The following table presents information pertaining to options outstanding at December 31, 2018:

Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.36-1.57	2,419,000	5 years	$1.00	785,094	$0.55